Contingent liabilities and legal proceedings - Other cases in the Group (Details) - Kenneth Makate vs Vodacom (Pty) Limited € in Millions, R in Millions					6 Months Ended
	Feb. 06, 2024 ZAR (R)	Feb. 06, 2024 EUR (€)	Jan. 09, 2019 ZAR (R)	Jan. 09, 2019 EUR (€)	Sep. 30, 2024 ZAR (R)	Sep. 30, 2024 EUR (€)
Contingent liabilities and legal proceedings - Conti
Number of judges dismissing the appeal	3	3
Number of judges dissenting with the appeal	2	2
Loss contingency, compensation awarded by minority judgement of SCA	R 186	€ 9.6
Amount of compensation offered but rejected			R 47	€ 2.4
Amount of damages sought					R 9,400	€ 493.0
Minimum
Contingent liabilities and legal proceedings - Conti
Damages payable as a percentage of total revenue from Please Call Me service	5.00%	5.00%
Loss contingency, compensation awarded by minority judgement of SCA	R 29,000	€ 1,500.0
Maximum
Contingent liabilities and legal proceedings - Conti
Damages payable as a percentage of total revenue from Please Call Me service	7.50%	7.50%